Short-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Short-term Debt [Line Items]
Average interest rates on loans from banks and others	1.43%	1.56%
Short-term borrowings	¥ 3,135	¥ 4,062
Secured
Short-term Debt [Line Items]
Short-term borrowings	135	132
Unsecured
Short-term Debt [Line Items]
Short-term borrowings	¥ 3,000	¥ 3,930